Equity and Other Equity Items - Disclosure of Other Components of Equity (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about other components of equity [Line items]
Beginning balance	¥ 27,154,820	¥ 24,288,329	¥ 21,339,012
Other comprehensive income, net of tax	827,713	1,143,129	1,012,476
Ending balance	29,264,213	27,154,820	24,288,329
Net changes in revaluation of financial assets measured at fair value through other comprehensive income [Member]
Disclosure of detailed information about other components of equity [Line items]
Beginning balance	1,134,671	1,295,351	954,070
Other comprehensive income, net of tax	(105,435)	(103,131)	380,814
Reclassification to retained earnings	(94,233)	(59,110)	(31,321)
Other comprehensive income for the period attributable to non-controlling interests	(1,300)	1,561	(8,211)
Ending balance	933,702	1,134,671	1,295,351
Remeasurements of defined benefit plans [Member]
Disclosure of detailed information about other components of equity [Line items]
Other comprehensive income, net of tax	82,020	151,243	221,409
Reclassification to retained earnings	(72,598)	(149,602)	(219,047)
Other comprehensive income for the period attributable to non-controlling interests	(9,422)	(1,640)	(2,362)
Exchange differences on translating foreign operations [Member]
Disclosure of detailed information about other components of equity [Line items]
Beginning balance	1,068,583	12,375	(368,520)
Other comprehensive income, net of tax	851,129	1,095,017	410,253
Other comprehensive income for the period attributable to non-controlling interests	(17,219)	(38,810)	(29,357)
Ending balance	1,902,493	1,068,583	12,375
Total other components of equity [Member]
Disclosure of detailed information about other components of equity [Line items]
Beginning balance	2,203,254	1,307,726	585,549
Other comprehensive income, net of tax	827,713	1,143,129	1,012,476
Reclassification to retained earnings	(166,831)	(208,712)	(250,369)
Other comprehensive income for the period attributable to non-controlling interests	(27,941)	(38,889)	(39,930)
Ending balance	¥ 2,836,195	¥ 2,203,254	¥ 1,307,726